Loss per share - Summary of movement of number of ordinary shares outstanding (excluding treasury shares) (Details) - shares shares in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Loss per share
At beginning of the year	462,869	456,707	123,584
Ordinary shares issued upon IPO			80,000
Ordinary shares converted from Preferred Shares upon IPO			220,332
Restricted shares vested			17,894
Awards vested	1,928	6,162	14,897
At end of the year	464,797	462,869	456,707